Gains or losses on financial assets and liabilities - Schedule of detail of liability balances measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial liabilities at fair value through profit or loss	€ 171,132	€ 112,202	€ 129,205
Deposits
Financial instruments
Financial liabilities at fair value through profit or loss	78,299	40,946	43,598
Central banks
Financial instruments
Financial liabilities at fair value through profit or loss	7,497	1,645	2,490
Credit institutions
Financial instruments
Financial liabilities at fair value through profit or loss	11,754	7,552	6,765
Customers
Financial instruments
Financial liabilities at fair value through profit or loss	59,048	31,749	34,343
Marketable debt securities
Financial instruments
Financial liabilities at fair value through profit or loss	5,427	5,454	4,440
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	22,515	12,236	16,698
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss	64,891	53,566	64,469
Other financial liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	€ 0	€ 0	€ 0